Financial Assets at Fair Value through Profit or Loss - Summary of Financial Assets at Fair Value through Profit or Loss (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	¥ 2,705,113	¥ 2,902,969
Debt instruments [member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	2,620,759	2,820,665
Equity instruments [member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	¥ 84,354	¥ 82,304